Subsequent Events (Details) - Subsequent Events [Member] - ZAR (R) R in Millions	May 08, 2023	Mar. 31, 2023
Subsequent Events (Details) [Line Items]
Proprietary acquired percentage		76.00%
Purchase consideration amount		R 9.1
Subsequent event description	the Board of Directors declared an interim dividend of 85 U.S. cents per ordinary shares which shall be payable entirely out of the Karooooo Ltd’s retained earnings.